Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of Changes in Intangible Assets

Changes in intangible assets are as follows:

	Development costs	Industrial patents and intellectual property rights	Concessions, licenses, trademarks and similar rights	Intangible assets in process and advances	Other intangible assets	Total
	(EUR thousand)
Cost
At January 1, 2024	16,057	30,550	25,890	6,056	12,218	90,771
Additions	—	397	165	10,408	—	10,970
Reclassifications	—	723	—	(723)	—	—
Exchange differences	(8)	(137)	51	(16)	317	207
At December 31, 2024	16,049	31,533	26,106	15,725	12,535	101,948
Additions	—	11	97	11,168	—	11,276
Disposals	—	(71)	—	—	—	(71)
Reclassifications	10,457	3,913	—	(14,370)	—	—
Exchange differences	(24)	(52)	(116)	(19)	(678)	(889)
At December 31, 2025	26,482	35,334	26,087	12,504	11,857	112,264

Amortization
At January 1, 2024	13,967	19,940	17,270	—	8,609	59,786
Amortization	1,543	5,307	1,250	—	444	8,544
Exchange differences	(6)	(137)	13	—	158	28
At December 31, 2024	15,504	25,110	18,533	—	9,211	68,358
Amortization	1,508	4,351	1,218	—	453	7,530
Disposals	—	(71)	—	—	—	(71)
Exchange differences	(17)	(13)	(28)	—	(361)	(419)
At December 31, 2025	16,995	29,377	19,723	—	9,303	75,398

Net book value
At December 31, 2025	9,487	5,957	6,364	12,504	2,554	36,866
At December 31, 2024	545	6,423	7,573	15,725	3,324	33,590